Income (Loss) Before Income Taxes and Income Tax Expense (Benefit) by Domestic and Foreign Source (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income before income taxes and equity in income of affiliates	¥ 257,403	¥ 630,548	¥ 336,198
Japanese
Income before income taxes and equity in income of affiliates	(125,787)	115,740	(24,723)
Foreign Country
Income before income taxes and equity in income of affiliates	¥ 383,190	¥ 514,808	¥ 360,921